OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2012
Washington, D.C. 20549	Estimated average burden hours per response........9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Paramount Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-473-0225

Date of fiscal year end:	9/30

Date of reporting period:	7/1/09 to 6/30/10

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

2

FPA Paramount Fund Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Microchip Technology Incorporated	MCHP	595017104	8/14/2009	1. Election of Directors	Issuer	Y	For	For

2. Amendment and restatement of the company’s 2004 equity incentive plan to i) modify the automatic grant provisions with respect to equity compensation for non-employee directors to provide for annual awards of options and restricted stock units, and ii) revise the definition of “performance goals” for purposes of section 162(m) of the Internal Revenue Code.

					Issuer	Y	For	For
				3. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending March 31, 2010.	Issuer	Y	For	For
Noble Corporation	NE	H5833N103	10/29/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendment and restatement of the company’s 1991 stock option and restricted stock plan effective as of October 29, 2009.	Issuer	Y	For	For
Copart, Inc.	CPRT	217204106	12/3/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP registered public accounting firm for the company for the fiscal year ending July 31, 2010.	Issuer	Y	For	For
ScanSource, Inc.	SCSC	806037107	12/3/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendment and restatement of the company’s amended and restated 2002 long-term incentive plan.	Issuer	Y	For	For
				3. Ratification of the appointment of Ernst & Young LLP as the company’s independent auditors for the year ending June 30, 2010.	Issuer	Y	For	For
Maxim Integrated Products, Inc.	MXIM	57772K101	12/10/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending June 26, 2010.	Issuer	Y	For	For

3. Ratify and approve amendments to the company’s 2008 employee stock purchase plan to a) increase the number of shares available for issuance thereunder by 2,000,000 shares and b) make other administrative changes.

					Issuer	Y	For	For

4. Ratify and approve amendments to the company’s 1996 stock incentive plan to a) increase the number of shares available for issuance thereunder by 6,000,000 shares and b) permit to extend the term of a stock option beyond 10 years from date of grant if issuance of common stock upon exercise of such option would violate applicable securities laws at the time the option would otherwise expire.

					Issuer	Y	For	For
				5. Approve the adoption of the company’s executive bonus plan, which is a bonus plan for officers of the company compliant with section 162(m) of the Internal Revenue Code.	Issuer	Y	For	For
Actuant Corporation	ATU	00508X203	1/12/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approve the amendment to the company’s 2009 omnibus incentive plan.	Issuer	Y	For	For
				3. Approve the adoption of the company’s 2010 employee stock purchase plan.	Issuer	Y	For	For
				4. Approve the amendment of the company’s restated articles of incorporation.	Issuer	Y	For	For

Landauer, Inc.	LDR	51476K103	2/11/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending September 30, 2010.	Issuer	Y	For	For
Varian Medical Systems, Inc.	VAR	92220P105	2/11/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approve an amendment to the company’s second amended and restated 2005 omnibus stock plan to increase the number of shares available for awards thereunder.	Issuer	Y	For	For
				3. Approve the company’s 2010 employee stock purchase plan.	Issuer	Y	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for fiscal year 2010.	Issuer	Y	For	For
CLARCOR Inc.	CLC	179895107	3/23/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending November 30, 2010.	Issuer	Y	For	For
IDEX Corporation	IEX	45167R104	4/6/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approve an amendment and restatement of the company’s incentive award plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
Carnival Corporation	CCL	143658300	4/13/2010	1. Re-elect Micky Arison as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				2. Re-elect Sir Jonathon Band as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				3. Re-elect Robert H. Dickinson as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				4. Re-elect Arnold W. Donald as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				5. Re-elect Pier Luigi Foschi as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				6. Re-elect Howard S. Frank as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				7. Re-elect Richard J. Glasier as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				8. Re-elect Modesto A. Maidique as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				9. Re-elect Sir John Parker as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				10. Re-elect Peter G. Ratcliffe as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				11. Re-elect Stuart Subotnick as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				12. Re-elect Laura Weil as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				13. Re-elect Randall J. Weisenburger as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				14. Re-elect Uzi Zucker as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For

15. To re-appoint the UK firm of PricewaterhouseCoopers LLP as independent auditors for Carnival plc and to ratify the selection of the US firm of PricewaterhouseCoopers LLP as the independent registered certified public accounting firm for Carnival Corporation.

					Issuer	Y	For	For
				16. To authorize the audit committee of Carnival plc to agree to the remuneration of the independent auditors of Carnival plc.	Issuer	Y	For	For
				17. To receive the UK accounts and reports of the directors and auditors of Carnival plc for the year ended November 30, 2009 (in accordance with legal requirements applicable to UK companies).	Issuer	Y	For	For
				18. To approve the directors’ remuneration report of Carnival plc for the year ended November 30, 2009 (in accordance with legal requirements applicable to UK companies).	Issuer	Y	For	For
				19. To approve giving of authority for the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).	Issuer	Y	For	For
				20. To approve disapplication of pre-emption rights in relation to the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).	Issuer	Y	For	For

21. To approve a general authority for Carnival plc to buy back Carnival plc ordinary shares in the open market (in accordance with legal requirements applicable to UK companies desiring to implement share buy back programs).

					Issuer	Y	For	For
				22. To consider a shareholder proposal.	Shareholder	Y	Against	For

Graco Inc.	GGG	384109104	4/23/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of the company’s 2010 stock incentive plan.	Issuer	Y	For	For
				4. Shareholder proposal to adopt majority voting for the election of directors.	Shareholder	Y	Against	For
Manpower Inc.	MAN	56418H100	4/27/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Deloitte & Touche LLP as independent auditors for 2010.	Issuer	Y	For	For
				3. Approval of the proposed amendment to the amended and restated articles of incorporation of the company to provide for a majority voting standard for uncontested elections of directors.	Issuer	Y	For	For
				4. Approval of the proposed amendment to the amended and restated by-laws of the company to provide for a majority voting standard for uncontested elections of directors.	Issuer	Y	For	For

Bio-Rad Laboratories, Inc.	BIO	090572207	4/27/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young LLP to serve as the company’s independent auditors.	Issuer	Y	For	For
Brown & Brown, Inc.	BRO	115236101	4/28/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approve the 2010 stock incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accountants for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
Life Technologies Corporation	LIFE	53217V109	4/29/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors of the company for the fiscal year 2010.	Issuer	Y	For	For
				3. Adoption of an amendment to the restated certificate of incorporation of the company (adopt majority voting for uncontested elections of directors).	Issuer	Y	For	For
				4. Adoption of amendments to the restated certificate of incorporation of the company (eliminate supermajority provisions).	Issuer	Y	For	For
				5. Adoption of amendments to the by-laws of the company (adopt majority voting for uncontested elections of directors).	Issuer	Y	For	For
				6. Adoption of an amendment to the by-laws of the company (eliminate supermajority provisions).	Issuer	Y	For	For
				7. Adoption of the company’s 2010 incentive compensation plan.	Issuer	Y	Against	Against
Franklin Electric Co., Inc.	FELE	353514102	4/30/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approve the company’s management incentive plan.	Issuer	Y	Against	Against
				3. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the 2010 fiscal year.	Issuer	Y	For	For
				4. To transact any other business that may properly come before the meeting or any adjournment or postponement thereof.	Issuer	Y	For	For
Noble Corporation	NE	H5833N103	4/30/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the extension of board authority to issue authorized share capital until April 29, 2012.	Issuer	Y	For	For
				3. Approval of the payment of a regular dividend through a reduction of the par value of the shares in an amount equal to Swiss Francs 0.52 per share.	Issuer	Y	For	For
				4. Approval of the payment of a special dividend through a reduction of the par value of the shares in an amount equal to Swiss Francs 0.56 per share.	Issuer	Y	For	For

5. Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year 2010 and the election of PricewaterhouseCoopers AG as statutory auditor for a one-year term.

					Issuer	Y	For	For

6. Approval of the 2009 annual report, the consolidated financial statements of the company for the fiscal year 2009 and the statutory financial statements of the company for the extended fiscal year 2009.

					Issuer	Y	For	For
				7. Approval of the discharge of the members of the board of directors and the executive officers of the company for the extended fiscal year 2009.	Issuer	Y	For	For

O’Reilly Automotive, Inc.	ORLY	686091109	5/4/2010	1A. Election of Director: Lawrence P. O’Reilly	Issuer	Y	For	For
				1B. Election of Director: Rosalie O’Reilly-Wooten	Issuer	Y	For	For
				1C. Election of Director: Thomas T. Hendrickson	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent auditors for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
				3. To transact such other business as may properly come before the meeting or any adjournments thereof.	Issuer	Y	For	For
Heartland Express, Inc.	HTLD	422347104	5/6/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the independent registered public accounting firm of the corporation.	Issuer	Y	For	For
Charles River Laboratories International, Inc.	CRL	159864107	5/6/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accountants for the fiscal year ending December 25, 2010.	Issuer	Y	For	For
FMC Technologies, Inc.	FTI	30249U101	5/7/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP.	Issuer	Y	For	For
				3. Shareholder proposal regarding majority voting.	Shareholder	Y	Against	For
Lincare Holdings Inc.	LNCR	532791100	5/10/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
HNI Corporation	HNI	404251100	5/11/2010	1A. Election of Director: Mary H. Bell	Issuer	Y	For	For
				1B. Election of Director: James R. Jenkins	Issuer	Y	For	For
				1C. Election of Director: Dennis J. Martin	Issuer	Y	For	For
				1D. Election of Director: Abbie J. Smith	Issuer	Y	For	For
				2. Approval of the corporation’s 2007 stock-based compensation plan, as amended and restated.	Issuer	Y	Against	Against
				3. Approval of the corporation’s annual incentive plan (f/k/a HNI Corporation executive bonus plan), as amended and restated.	Issuer	Y	Against	Against
				4. Approval of the corporation’s long-term performance plan, as amended and restated.	Issuer	Y	Against	Against
				5. Ratify the audit committee’s selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accountant for fiscal 2010.	Issuer	Y	For	For

Helix Energy Solutions Group, Inc.	HLX	42330P107	5/12/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2010	Issuer	Y	For	For
Knight Transportation, Inc.	KNX	499064103	5/20/2010	1. Election of Directors	Issuer	Y	For	For
				2. Re-approve the company’s 2005 executive cash bonus plan, to comply with section 162(m) of the Internal Revenue Code of 1986, as amended.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year 2010.	Issuer	Y	For	For
Zebra Technologies Corporation	ZBRA	989207105	5/20/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
WABCO Holdings Inc.	WBC	92927K102	5/27/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young Bedrijfsrevisoren BCVBA/Reviseurs D’Enterprises SCCRL as the company’s independent registered public accounting firm for the year ending December 31, 2010.	Issuer	Y	For	For
VCA Antech, Inc.	WOOF	918194101	6/14/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
Signet Jewelers Limited	SIG	G81276100	6/17/2010	1A. Election of Director: Robert Blanchard	Issuer	Y	For	For
				1B. Election of Director: Terry Burman	Issuer	Y	For	For

2. Appoint KPMG Audit plc as independent auditor of the company to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting of the company and to authorize the audit committee to determine its remuneration.

					Issuer	Y	For	For
CarMax, Inc.	KMX	143130102	6/28/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Paramount Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/10

* Print the name and title of each signing officer under his or her signature.

3